PIONEER
                             -----------------------
                                    EMERGING
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     9/30/02

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Schedule of Investments                       3
Financial Statements                         10
Notes to Financial Statements                14
Trustees, Officers and Service Providers     19

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Pioneer Emerging Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                              Value
             COMMON STOCKS - 100.0%
             Energy - 5.8%
             Oil & Gas Drilling - 2.6%
     100     Camco Intl., Inc.*                                  $  4,176
     150     ENSCO International, Inc.                              3,756
     450     Grant Prideco Inc.*                                    3,843
     100     Weatherford International, Ltd.*                       3,714
                                                                 --------
                                                                 $ 15,489
                                                                 --------
             Oil & Gas Exploration & Production - 3.2%
     100     EOG Resources, Inc.*                                $  3,596
     100     Kerr-McGee Corp.                                       4,344
     200     Ocean Energy Inc.                                      3,990
     100     Spinnaker Exploration Co.*                             2,870
     100     Talisman Energy Inc.*                                  4,010
                                                                 --------
                                                                 $ 18,810
                                                                 --------
             Total Energy                                        $ 34,299
                                                                 --------
             Materials - 1.7%
             Commodity Chemicals - 0.4%
     200     Airgas, Inc.*                                       $  2,626
                                                                 --------
             Diversified Metals & Mining - 0.7%
     300     Freeport-McMoRan Copper & Gold, Inc. (Class B)*     $  4,038
                                                                 --------
             Specialty Chemicals - 0.6%
     100     Valspar Corp.                                       $  3,730
                                                                 --------
             Total Materials                                     $ 10,394
                                                                 --------
             Capital Goods - 2.1%
             Aerospace & Defense - 0.6%
      50     Alliant Techsystems, Inc.*                          $  3,463
                                                                 --------
             Building Products - 0.5%
     100     Fastenal Co.*                                       $  3,158
                                                                 --------
             Industrial Conglomerates - 1.0%
     400     Jabil Circuit Inc.*                                 $  5,912
                                                                 --------
             Total Capital Goods                                 $ 12,533
                                                                 --------

The accompanying notes are an integral part of these financial statements.    3

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Pioneer Emerging Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
             Commercial Services & Supplies - 4.9%
             Data Processing Services - 2.4%
     300     The BISYS Group, Inc.*                            $  5,013
     350     Ceridian Corp.*                                      4,987
     200     Certegy Inc.*                                        4,020
                                                               --------
                                                               $ 14,020
                                                               --------
             Diversified Commercial Services - 1.3%
     550     Cross Country Inc.*                               $  7,700
                                                               --------
             Employment Services - 1.2%
     150     Career Education Corp.*                           $  7,201
                                                               --------
             Total Commercial Services & Supplies              $ 28,921
                                                               --------
             Transportation - 0.9%
             Air Freight & Logistics - 0.9%
     200     Expeditors International of Washington, Inc.*     $  5,588
                                                               --------
             Total Transportation                              $  5,588
                                                               --------
             Consumer Durables & Apparel - 2.1%
             Apparel, Accessories & Luxury Goods - 2.1%
     200     Abercrombie & Fitch Co.*                          $  3,934
     550     Chico's FAS, Inc.*                                   8,762
                                                               --------
                                                               $ 12,696
                                                               --------
             Total Consumer Durables & Apparel                 $ 12,696
                                                               --------
             Hotels Restaurants & Leisure - 2.0%
             Restaurants - 2.0%
     200     Cheesecake Factory Inc.*                          $  5,966
     200     PF Chang's China Bistro Inc.*                        5,806
                                                               --------
                                                               $ 11,772
                                                               --------
             Total Hotels Restaurants & Leisure                $ 11,772
                                                               --------
             Media - 0.4%
             Publishing - 0.4%
     200     Advent Software, Inc.*                            $  2,290
                                                               --------
             Total Media                                       $  2,290
                                                               --------
             Retailing - 5.1%
             General Merchandise Stores - 1.2%
     350     99 Cents Only Stores*                             $  7,245
                                                               --------

4    The accompanying notes are an integral part of these financial statements.
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Pioneer Emerging Growth Fund
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
Shares                                                      Value
           Retailing - 0.8%
    200    Christopher & Banks Corp.*                    $  5,024
                                                         --------
           Specialty Stores - 3.1%
    150    Michaels Stores, Inc.*                        $  6,855
    200    O'Reilly Automotive, Inc.*                       5,724
    250    Williams-Sonoma, Inc*                            5,907
                                                         --------
                                                         $ 18,486
                                                         --------
           Total Retailing                               $ 30,755
                                                         --------
           Food & Drug Retailing - 7.1%
           Food Distributors - 1.2%
    100    Amerisourcebergen Corp.                       $  7,142
                                                         --------
           Food Retail - 5.9%
    550    Horizon Organic Holding Corp.*                $  8,580
    200    Krispy Kreme Doughnuts Inc.*                     6,252
    500    Panera Bread Co.*                               13,500
    150    Whole Foods Market Inc.*                         6,426
                                                         --------
                                                         $ 34,758
                                                         --------
           Total Food & Drug Retailing                   $ 41,900
                                                         --------
           Health Care Equipment & Supplies - 20.8%
           Health Care Distributors & Services - 6.4%
    250    Biovail Corp Intl.*                           $  6,173
    200    Cerner Corp.*                                    7,042
  1,200    I-many, Inc.*                                    2,400
    200    Lincare Holdings Inc.*                           6,208
    300    Medical Staffing Network Holdings Inc.*          4,551
    200    Pharmaceutical Resources Inc.*                   5,596
    100    Quest Diagnostics, Inc.*                         6,153
                                                         --------
                                                         $ 38,123
                                                         --------
           Health Care Equipment - 5.0%
    350    Cytyc Corp.*                                  $  3,752
    100    Dentsply International, Inc.                     4,017
    250    Edwards Lifesciences Group*                      6,397
    100    Patterson Dental Co.*                            5,118
    150    Priority Healthcare Corp.*                       3,780
    150    Varian Associates, Inc.*                         6,449
                                                         --------
                                                         $ 29,513
                                                         --------

The accompanying notes are an integral part of these financial statements.    5

Pioneer Emerging Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
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
Shares                                                              Value
             Health Care Equipment & Services - 0.8%
     150     Respironics Inc.*                                   $  4,802
                                                                 --------
             Health Care Facilities - 4.1%
     350     Community Health Systems, Inc.*                     $  9,320
     250     Lifepoint Hospitals Inc.*                              7,797
     200     Triad Hospitals, Inc.*                                 7,590
                                                                 --------
                                                                 $ 24,707
                                                                 --------
             Managed Health Care - 4.5%
     400     AMN Healthcare Services*                            $  7,400
     150     Anthem, Inc.*                                          9,750
     550     Caremark Rx, Inc.*                                     9,350
                                                                 --------
                                                                 $ 26,500
                                                                 --------
             Total Health Care Equipment & Supplies              $123,645
                                                                 --------
             Pharmaceuticals & Biotechnology - 8.5%
             Biotechnology - 7.0%
     250     Celgene Corp.*                                      $  4,210
     150     Cephalon, Inc.*                                        6,123
     150     Charles River Laboratories International, Inc.*        5,888
     150     CV Therapeutics Inc.*                                  3,137
     200     Invitrogen Corp.*                                      6,814
     200     MedImmune, Inc.*                                       4,174
     250     Scios Inc.*                                            6,362
     300     Sicor, Inc.*                                           4,563
                                                                 --------
                                                                 $ 41,271
                                                                 --------
             Pharmaceuticals - 1.5%
     900     Ribapharm, Inc.*                                    $  4,050
     200     Shire Pharmaceuticals Group Plc (A.D.R.)*              4,954
                                                                 --------
                                                                 $  9,004
                                                                 --------
             Total Pharmaceuticals & Biotechnology               $ 50,275
                                                                 --------
             Banks - 4.8%
     275     Doral Financial Corp.*                              $  6,639
     150     East West Bancorp, Inc.*                               5,064
     200     Investors Financial Services Corp.*                    5,414
     200     New York Community Bancorp, Inc.*                      5,634
     150     North Fork Bancorporation, Inc.                        5,676
                                                                 --------
                                                                 $ 28,427
                                                                 --------
             Total Banks                                         $ 28,427
                                                                 --------

6    The accompanying notes are an integral part of these financial statements.
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Pioneer Emerging Growth Fund
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
Shares                                                     Value
           Diversified Financials - 0.6%
           Diversified Financial Services - 0.6%
    100    Leucadia National Corp.                      $  3,400
                                                        --------
           Total Diversified Financials                 $  3,400
                                                        --------
           Insurance - 3.3%
           Insurance Brokers - 1.2%
    200    Willis Group Holdings Ltd.*                  $  6,698
                                                        --------
           Life & Health Insurance - 0.9%
    150    Aetna Inc.                                   $  5,371
                                                        --------
           Property & Casualty Insurance - 1.2%
    100    Mercury General Corp.                        $  4,280
    100    Philadelphia Consolidated Holding Corp.*        2,950
                                                        --------
                                                        $  7,230
                                                        --------
           Total Insurance                              $ 19,299
                                                        --------
           Software & Services - 10.6%
           Application Software - 9.9%
    200    Affiliated Computer Services Inc.*           $  8,510
  1,100    Citrix Systems, Inc.*                           6,633
    100    Electronic Arts, Inc.*                          6,596
    250    Emulex Corp.*                                   2,815
    100    Intuit, Inc.*                                   4,553
    150    Kronos, Inc.*                                   3,695
    550    Macrovision Corp.*                              6,726
    250    Mercury Computer Systems, Inc.*                 5,900
  1,100    Numerical Technologies, Inc.*                   3,190
    100    Synopsys, Inc.*                                 3,815
    300    Veritas Software Corp.*                         4,413
    700    Wind River Systems*                             2,254
                                                        --------
                                                        $ 59,100
                                                        --------
           Software & Services - 0.7%
    500    Borland Software Corp.*                      $  3,895
                                                        --------
           Total Software & Services                    $ 62,995
                                                        --------
           Technology Hardware & Development - 15.5%
           Electronic Equipment & Instruments - 3.5%
  1,200    Flextronics International, Ltd.*             $  8,366
    200    Photon Dynamics Inc.*                           3,726

The accompanying notes are an integral part of these financial statements.    7

Pioneer Emerging Growth Fund
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SCHEDULE OF INVESTMENTS 9/30/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
           Electronic Equipment & Instruments (continued)
    300    Power Integrations, Inc.*                         $  3,657
  1,100    Skyworks Solutions, Inc.*                            4,983
                                                             --------
                                                             $ 20,732
                                                             --------
           Networking Equipment - 3.4%
    600    Brocade Communications Systems Inc.*              $  4,518
  6,200    Chordiant Software Inc.*                             5,766
    300    NetScreen Technologies, Inc.*                        3,255
    500    Network Appliance Inc.*                              3,665
    900    Retek Inc.*                                          3,240
                                                             --------
                                                             $ 20,444
                                                             --------
           Semiconductor Equipment - 2.8%
    450    Advanced Energy Industries Inc.*                  $  4,005
    200    ATMI, Inc.*                                          2,820
    300    Brooks Automation, Inc.*                             3,435
    150    Cymer, Inc.*                                         2,796
    150    DuPont Photomasks, Inc.*                             3,417
                                                             --------
                                                             $ 16,473
                                                             --------
           Semiconductors - 5.8%
    400    Artisan Components Inc.*                          $  3,644
    200    International Rectifier Corp.*                       3,124
    400    Intersil Holding Corp.*                              5,184
    300    Maxim Integrated Products*                           7,428
    500    O2Micro International Ltd.*                          3,940
    150    Qlogic Corp.*                                        3,906
  4,100    Vitesse Semiconductor Corp.*                         2,788
    400    Zoran Corp.*                                         4,400
                                                             --------
                                                             $ 34,414
                                                             --------
           Total Technology Hardware & Development           $ 92,063
                                                             --------
           Consumer Cyclicals - 1.5%
           Retail (Discounters) - 1.5%
    250    Ross Stores, Inc.                                 $  8,910
                                                             --------
           Total Consumer Cyclicals                          $  8,910
                                                             --------
           Financials - 0.9%
           Savings & Loan Companies - 0.9%
    400    Sovereign Bancorp Inc.                            $  5,160
                                                             --------
           Total Financials                                  $  5,160
                                                             --------

8    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
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--------------------------------------------------------------------------------

Shares                                                 Value
           Health Care - 1.4%
           Health Care (Drugs/Major Pharmaceuticals) - 1.4%
  250      Taro Pharmaceutical Industries Ltd.*     $  8,437
                                                    --------
           Total Health Care                        $  8,437
                                                    --------
           TOTAL COMMON STOCKS
           (Cost $696,786) (a)                      $593,759
                                                    --------

*  Non-income producing security.

(a) At September 30, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $696,786 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                              $   4,202
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                               (107,229)
                                                                           ---------
    Net unrealized loss                                                    $(103,027)
                                                                           ---------

    Purchases and sales of securities (excluding temporary cash investments) for the period ended September 30, 2002, aggregated $717,404 and $16,024, respectively.

The accompanying notes are an integral part of these financial statements.    9

Pioneer Emerging Growth Fund
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BALANCE SHEET 9/30/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $696,786)     $593,759
  Cash                                                      52,282
  Receivables -
     Dividends and interest                                     73
  Due from Pioneer Investment Management, Inc.              10,744
                                                          --------
       Total assets                                       $656,858
                                                          --------
LIABILITIES:
  Payables -
     Investment securities purchased                      $  2,403
  Due to affiliates                                          3,183
  Accrued expenses                                           9,698
                                                          --------
       Total liabilities                                  $ 15,284
                                                          --------
NET ASSETS:
  Paid-in capital                                         $750,000
  Accumulated net investment loss                             (805)
  Accumulated net realized loss on investments              (4,594)
  Net unrealized loss on investments                      (103,027)
                                                          --------
       Total net assets                                   $641,574
                                                          --------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $641,574/75,000 shares)               $   8.55
                                                          --------
MAXIMUM OFFERING PRICE:
  Class A ($8.55/94.25%)                                  $   9.07
                                                          --------


10   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
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STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period from 8/22/02 (Commencement of Operations) to 9/30/2002

INVESTMENT INCOME:
  Dividends                                                   $ 107
  Interest                                                      192
                                                              -----
       Total investment income                                             $      299
                                                                           ----------
EXPENSES:
  Management fees                                             $ 626
  Transfer agent fees
     Class A                                                     78
  Distribution fees
     Class A                                                    184
  Adminstrative fees                                          3,779
  Custodian fees                                              2,652
  Registration fees                                           1,404
  Professional fees                                           3,744
  Printing                                                    1,599
  Fees and expenses of nonaffiliated trustees                   624
  Miscellaneous                                                 156
                                                              -----
       Total expenses                                                      $   14,846
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management                              (13,742)
                                                                           ----------
       Net expenses                                                        $    1,104
                                                                           ----------
         Net investment loss                                               $     (805)
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $   (4,594)
  Change in net unrealized loss from investments                             (103,027)
                                                                           ----------
     Net loss on investments                                               $ (107,621)
                                                                           ----------
     Net decrease in net assets resulting from operations                  $ (108,426)
                                                                           ----------



The accompanying notes are an integral part of these financial statements.   11

Pioneer Emerging Growth Fund
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STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------
For the period from 8/22/02 (Commencement of Operations) to 9/30/2002

                                                                          8/22/02
                                                                            to
                                                                          9/30/02
                                                                        (unaudited)
FROM OPERATIONS:
Net investment loss                                                     $     (805)
Net realized loss on investments                                            (4,594)
Change in net unrealized loss on investments                              (103,027)
                                                                        ----------
  Net decrease in net assets resulting from operations                  $ (108,426)
                                                                        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $        -
Reinvestment of distributions                                                    -
Cost of shares repurchased                                                       -
                                                                        ----------
   Net increase (decrease) in net assets resulting from fund share
     transactions                                                       $        -
                                                                        ----------
   Net increase (decrease) in net assets                                $ (108,426)
NET ASSETS:
Beginning of period (initial capitalization - 100,000 shares)              750,000
                                                                        ----------
End of period (including accumulated net investment loss of $805)       $  641,574
                                                                        ----------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Growth Fund
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Period
                                                                         Ended
                                                                       9/30/2002
                                                                      (unaudited)
CLASS A (a)
Net asset value, beginning of period                                 $ 10.00
                                                                     -------
Decrease from investment operations:
  Net investment income (loss)                                       $ (0.01)
  Net realized and unrealized loss on investments and foreign
    currency transactions                                              (1.44)
                                                                     -------
      Net decrease from investment operations                        $ (1.45)
                                                                     -------
Net decrease in net asset value                                      $ (1.45)
                                                                     -------
Net asset value, end of period                                       $  8.55
                                                                     -------
Total return*                                                         (14.50)%
Ratio of net expenses to average net assets+                            1.50%**
Ratio of net investment income (loss) to average net assets+           (1.09)%**
Portfolio turnover rate                                                   24%**
Net assets, end of period (in thousands)                             $   642
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
    Net expenses                                                       20.16%**
    Net investment income (loss)                                      (19.75)%**

(a) Class A shares were first publicly offered on August 22, 2002.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   13

Pioneer Emerging Growth Fund
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NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Growth Fund is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed and the Fund is informed of

Pioneer Emerging Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Emerging Growth Fund
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NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended September 30, 2002.

E.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of September 30, 2002, the fund had no open futures contracts.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted

Pioneer Emerging Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    daily to reflect any price fluctuation in the value of the loaned securities. At September 30, 2002, the Fund had no securities on loan.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.50% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2002, $3,072 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $78 in transfer agent fees payable to PIMSS at September 30, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the

Pioneer Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $33 in distribution fees payable to PFD at September 30, 2002.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended September 30, 2002, the Fund's expenses were not reduced under such arrangements.

Pioneer Emerging Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.            Vice President
Margaret B.W. Graham              Vincent Nave, Treasurer
Marguerite A. Piret               Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240


Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)



Visit our web site:                                         www.pioneerfunds.com


This report must be preceded or accompanied by a current
Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   12631-00-1102
                                         (C)2002 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC
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